UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Point Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: 405-778-8377

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record

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ICA File Number: 811-22700
Reporting Period: 07/01/2017 - 06/30/2018
Exchange Listed Funds Trust

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There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President
August 15, 2018